UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05178

Name of Fund:  BlackRock Equity Dividend Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity

            Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock Equity Dividend Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.4%
Lockheed Martin Corp.	1,011,670	$249,255,255
Northrop Grumman Corp.	1,343,312	307,618,448
Raytheon Co.	2,491,479	340,360,946

		897,234,649
Air Freight & Logistics — 1.0%
United Parcel Service, Inc., Class B	1,888,912	203,549,157
Banks — 15.1%
Bank of America Corp.	39,625,596	653,822,334
Citigroup, Inc.	9,753,068	479,363,292
JPMorgan Chase & Co.	9,819,660	680,109,652
KeyCorp	5,967,230	84,257,288
SunTrust Banks, Inc.	8,179,853	369,974,751
US Bancorp	6,362,013	284,763,702
Wells Fargo & Co.	11,575,675	532,596,807

		3,084,887,826
Beverages — 2.0%
Coca-Cola Co.	5,607,747	237,768,473
Diageo PLC	6,120,887	162,916,819

		400,685,292
Capital Markets — 3.9%
CME Group, Inc.	1,834,953	183,678,795
Goldman Sachs Group, Inc.	1,033,658	184,239,202
Invesco Ltd.	4,370,024	122,753,974
Morgan Stanley	9,350,171	313,885,241

		804,557,212
Chemicals — 3.0%
Dow Chemical Co.	4,733,036	254,684,667
E.I. du Pont de Nemours & Co.	4,180,002	287,542,338
Praxair, Inc.	518,364	60,679,690

		602,906,695
Communications Equipment — 0.8%
Motorola Solutions, Inc.	2,247,383	163,115,058
Containers & Packaging — 0.5%
International Paper Co.	2,194,650	98,825,090
Diversified Telecommunication Services — 1.7%
BCE, Inc. (a)	1,280,338	58,178,559
Verizon Communications, Inc.	5,921,302	284,814,626

		342,993,185
Electric Utilities — 2.2%
Exelon Corp.	4,124,580	140,524,441
FirstEnergy Corp.	865,600	29,681,424
NextEra Energy, Inc.	2,259,351	289,196,928

		459,402,793
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	466,709	55,874,401

Common Stocks	Shares	Value
Energy Equipment & Services — 0.4%
Schlumberger Ltd.	1,153,577	$90,244,329
Food & Staples Retailing — 1.4%
Kroger Co.	9,043,446	280,165,957
Food Products — 0.8%
Mead Johnson Nutrition Co.	632,600	47,299,502
Mondelez International, Inc., Class A	2,488,093	111,814,899

		159,114,401
Health Care Equipment & Supplies — 0.7%
Becton Dickinson & Co.	824,172	138,386,721
Health Care Providers & Services — 5.3%
Aetna, Inc.	2,742,170	294,371,950
Anthem, Inc.	2,467,247	300,658,719
Quest Diagnostics, Inc.	2,784,868	226,799,650
UnitedHealth Group, Inc.	1,815,851	256,634,222

		1,078,464,541
Household Products — 1.1%
Procter & Gamble Co.	2,585,126	224,388,937
Industrial Conglomerates — 4.8%
3M Co.	509,306	84,188,282
General Electric Co.	20,668,585	601,455,823
Honeywell International, Inc.	2,637,337	289,263,122

		974,907,227
Insurance — 5.8%
Allstate Corp.	1,445,350	98,139,265
American International Group, Inc.	4,773,743	294,539,943
Marsh & McLennan Cos., Inc.	1,565,780	99,254,794
MetLife, Inc.	5,109,437	239,939,162
Prudential Financial, Inc.	3,112,055	263,871,143
Travelers Cos., Inc.	1,702,599	184,187,160

		1,179,931,467
Media — 2.2%
Comcast Corp., Class A	5,678,037	351,016,247
Publicis Groupe SA	1,373,360	94,212,108

		445,228,355
Multi-Utilities — 2.7%
CMS Energy Corp.	3,010,940	126,911,121
Dominion Resources, Inc.	2,899,060	218,009,312
DTE Energy Co.	390,350	37,477,503
Public Service Enterprise Group, Inc.	4,053,060	170,552,765

		552,950,701
Multiline Retail — 1.5%
Dollar General Corp.	4,327,930	299,016,684

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	1,007,970	$59,913,737
Chevron Corp.	2,978,935	312,043,441
ConocoPhillips	2,264,044	98,372,712
Exxon Mobil Corp.	3,766,587	313,832,029
Hess Corp.	3,151,550	151,179,853
Marathon Oil Corp.	4,173,870	55,011,607
Marathon Petroleum Corp.	3,452,788	150,507,029
Occidental Petroleum Corp.	5,603,959	408,584,651
Pioneer Natural Resources Co.	304,570	54,524,121
Spectra Energy Corp.	2,382,046	99,593,343
Suncor Energy, Inc.	9,764,060	293,117,081
TOTAL SA - ADR	6,537,726	312,111,039

		2,308,790,643
Personal Products — 0.7%
Unilever NV - NY Shares	3,653,080	152,771,806
Pharmaceuticals — 8.1%
AstraZeneca PLC	4,666,964	261,327,032
Johnson & Johnson	2,515,812	291,809,034
Merck & Co., Inc.	7,507,770	440,856,254
Pfizer, Inc.	21,052,907	667,587,681

		1,661,580,001
Professional Services — 0.9%
Experian PLC	4,046,980	77,801,306
Nielsen Holdings PLC	2,213,158	99,636,373

		177,437,679
Real Estate Investment Trusts (REITs) — 0.4%
Weyerhaeuser Co.	2,719,652	81,399,184
Road & Rail — 0.6%
Union Pacific Corp.	1,286,239	113,420,555
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	5,827,525	203,205,797
NVIDIA Corp.	694,220	49,400,695
QUALCOMM, Inc.	3,690,907	253,639,129

		506,245,621
Software — 3.9%
Microsoft Corp.	7,744,563	464,054,215
Oracle Corp.	8,876,250	341,025,525

		805,079,740

Common Stocks	Shares	Value
Specialty Retail — 2.3%
Gap, Inc.	5,802,710	$160,096,769
Home Depot, Inc.	2,497,034	304,663,118

		464,759,887
Technology Hardware, Storage & Peripherals — 1.9%
Lenovo Group Ltd.	145,648,000	93,299,605
Samsung Electronics Co. Ltd.	198,680	284,177,591

		377,477,196
Tobacco — 1.3%
Altria Group, Inc.	1,300,149	85,965,852
Philip Morris International, Inc.	1,081,100	104,261,284
Reynolds American, Inc.	1,331,590	73,343,977

		263,571,113
Water Utilities — 0.2%
American Water Works Co., Inc.	539,534	39,947,097
Wireless Telecommunication Services — 0.5%
SK Telecom Co. Ltd.	564,290	110,618,738
Total Long-Term Investments (Cost — $14,206,633,054) — 96.2%		19,599,929,938

Short-Term Securities
BlackRock T-Fund, Institutional Class, 0.22% (b)(c)	817,411,841	817,411,841

	Beneficial Interest (000)
SL Liquidity Series, LLC, Money Market Series, 0.62% (b)(c)(d)	$415	415,392
Total Short-Term Securities (Cost — $817,827,191) — 4.0%		817,827,233
Total Investments (Cost — $15,024,460,245*) — 100.2%		20,417,757,171
Liabilities in Excess of Other Assets — (0.2)%		(31,911,160)

Net Assets — 100.0%		$20,385,846,011

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,101,209,350

Gross unrealized appreciation	$5,573,362,546
Gross unrealized depreciation	(256,814,725)

Net unrealized appreciation	$5,316,547,821

2	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Notes to Schedule of Investments

(a)	Security, or a portion of security, is on loan.

(b)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2016	Net Activity	Shares/ Beneficial Interest Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock T-Fund, Institutional Class	—	817,411,841	817,411,841	$817,411,841	$279,233
BlackRock Liquidity Funds, TempFund, Institutional Class	738,056,559	(738,056,559)	—	—	248,941
SL Liquidity Series, LLC, Money Market Series	—	$415,392	$415,392	415,392	1,176,615	[1]
Total				$817,827,233	$1,704,789

[1]    Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of other fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

(d)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$897,234,649	—	—	$897,234,649
Air Freight & Logistics	203,549,157	—	—	203,549,157
Banks	3,084,887,826	—	—	3,084,887,826
Beverages	237,768,473	$162,916,819	—	400,685,292
Capital Markets	804,557,212	—	—	804,557,212
Chemicals	602,906,695	—	—	602,906,695
Communications Equipment	163,115,058	—	—	163,115,058
Containers & Packaging	98,825,090	—	—	98,825,090
Diversified Telecommunication Services	342,993,185	—	—	342,993,185
Electric Utilities	459,402,793	—	—	459,402,793
Electrical Equipment	55,874,401	—	—	55,874,401
Energy Equipment & Services	90,244,329	—	—	90,244,329
Food & Staples Retailing	280,165,957	—	—	280,165,957
Food Products	159,114,401	—	—	159,114,401
Health Care Equipment & Supplies	138,386,721	—	—	138,386,721
Health Care Providers & Services	1,078,464,541	—	—	1,078,464,541
Household Products	224,388,937	—	—	224,388,937
Industrial Conglomerates	974,907,227	—	—	974,907,227
Insurance	1,179,931,467	—	—	1,179,931,467
Media	351,016,247	94,212,108	—	445,228,355
Multi-Utilities	552,950,701	—	—	552,950,701
Multiline Retail	299,016,684	—	—	299,016,684
Oil, Gas & Consumable Fuels	2,308,790,643	—	—	2,308,790,643
Personal Products	152,771,806	—	—	152,771,806
Pharmaceuticals	1,400,252,969	261,327,032	—	1,661,580,001
Professional Services	99,636,373	77,801,306	—	177,437,679
Real Estate Investment Trusts (REITs)	81,399,184	—	—	81,399,184

4	BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Assets: (concluded)
Road & Rail	113,420,555	—	—	113,420,555
Semiconductors & Semiconductor Equipment	506,245,621	—	—	506,245,621
Software	805,079,740	—	—	805,079,740
Specialty Retail	464,759,887	—	—	464,759,887
Technology Hardware, Storage & Peripherals	—	377,477,196	—	377,477,196
Tobacco	263,571,113	—	—	263,571,113
Water Utilities	39,947,097	—	—	39,947,097
Wireless Telecommunication Services	—	110,618,738	—	110,618,738
Short-Term Securities	817,411,841	—	—	817,411,841

Subtotal	$19,332,988,580	$1,084,353,199	—	$20,417,341,779

Investments valued at NAV[1]				415,392

Total				$20,417,757,171

[1]	As of October 31, 2016, certain of the Fund’s investments were fair valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$967	—	—	$967
Liabilities:
Collateral on securities loaned at value	—	$(415,392)	—	(415,392)

Total	$967	$(415,392)	—	$(414,425)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK EQUITY DIVIDEND FUND	OCTOBER 31, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Equity Dividend Fund

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Equity Dividend Fund

Date: December 20, 2016